Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease cost
The components of lease expense for the periods presented were as follows:

Years Ended December 31,	2025	2024

Operating lease cost	$266,993	$206,647

Finance lease cost:
Amortization of right-of-use assets	$227,279	$227,279
Interest on lease liabilities	70,677	75,956
Total finance lease cost	$297,956	$303,235

Schedule of supplemental information related to leases
December 31,	2025	2024

Operating Leases
Operating lease right-of-use assets	$685,915	$395,705

Operating lease liabilities	$691,509	$371,258

Finance Leases
Finance lease right-of-use assets	$2,943,488	$3,170,768

Finance lease liabilities	$2,964,027	$3,198,108
December 31,	2025	2024

Weighted Average Remaining Lease Term (in Years)
Operating Leases	2.6	1.8
Finance Leases	12.7	13.7

Weighted Average Discount Rate
Operating Leases	3.98%	2.38%
Finance Leases	2.29%	2.29%

schedule of Operating lease obligations
2026	$228,387
2027	167,626
2028	173,548
2029	145,299
2030	48,761
Total	$763,621

Schedule of Finance lease obligations
Maturities of finance lease obligations were as follows:
2026	$311,451
2027	320,076
2028	322,163
2029	324,303
2030	326,496
Subsequent to 2030	1,788,351
Total minimum lease payments	3,392,840
Less amount representing interest	(428,813)
Present value of net minimum lease payments	$2,964,027

Schedule of undiscounted cash flows in the maturity analysis
	Operating	Finance
	Leases	Leases

Undiscounted cash flows	$763,621	$3,392,840
Discount effect of cash flows	(72,112)	(428,813)
Lease liabilities	$691,509	$2,964,027